UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21241

RMR REAL ESTATE FUND
(Exact name of registrant as specified in charter)

400 CENTRE STREET NEWTON, MASSACHUSETTS		02458
(Address of principal executive offices)		(Zip code)

Adam D. Portnoy, President RMR Real Estate Fund 400 Centre Street Newton, Massachusetts 02458
(Name and address of agent for service)

Copy to:

Brian D. O’Sullivan
State Street Bank and Trust Company
801 Pennsylvania Ave, Tower II, 4th Floor
Kansas City, Missouri 64102

Elizabeth Watson, Esq.
State Street Bank and Trust Company
2 Avenue De Lafayette, 6th Floor
Boston, Massachusetts 02111

Registrant's telephone number, including area code:		(617) 332-9530

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2008

RMR Real Estate Fund

Portfolio of Investments – March 31, 2008 (unaudited)

Company	Shares	Value
Common Stocks – 108.3%
Real Estate Investment Trusts – 100.1%
Apartments – 12.1%
Apartment Investment & Management Co.	14,615	$523,363
Associated Estates Realty Corp.	40,000	457,600
AvalonBay Communities, Inc.	14,000	1,351,280
BRE Properties, Inc.	10,000	455,600
Equity Residential	49,000	2,033,010
Essex Property Trust, Inc.	6,000	683,880
Home Properties, Inc.	88,800	4,261,512
Mid-America Apartment Communities, Inc.	5,000	249,200
Post Properties, Inc.	5,000	193,100
		10,208,545
Diversified – 21.7%
CapLease, Inc.	56,000	435,120
Colonial Properties Trust	10,000	240,500
Duke Realty Corp.	70,000	1,596,700
DuPont Fabros Technology, Inc.	7,500	123,675
Franklin Street Properties Corp.	3,000	42,960
Lexington Corporate Properties Trust	383,800	5,530,558
Liberty Property Trust	29,000	902,190
Mission West Properties, Inc.	5,000	47,250
National Retail Properties, Inc.	352,700	7,777,035
Vornado Realty Trust	19,000	1,637,990
Washington Real Estate Investment Trust	300	10,026
		18,344,004
Health Care – 25.2%
Cogdell Spencer, Inc.	16,500	259,380
HCP, Inc.	39,080	1,321,295
Health Care REIT, Inc.	162,600	7,338,138
LTC Properties, Inc.	20,000	514,200
Medical Properties Trust, Inc.	94,520	1,069,966
Nationwide Health Properties, Inc.	257,600	8,694,000
OMEGA Healthcare Investors, Inc.	96,000	1,666,560
Universal Health Realty Income Trust	13,000	432,900
		21,296,439
Hospitality – 6.2%
Ashford Hospitality Trust, Inc.	185,500	1,053,640
Entertainment Properties Trust	22,000	1,085,260
FelCor Lodging Trust, Inc.	17,000	204,510
Hersha Hospitality Trust	129,300	1,167,579
LaSalle Hotel Properties	17,200	494,156
Sunstone Hotel Investors, Inc.	25,000	400,250
Supertel Hospitality, Inc.	161,000	853,300
		5,258,695
Industrial – 10.3%
AMB Property Corp.	4,000	217,680
DCT Industrial Trust, Inc.	64,500	642,420
EastGroup Properties, Inc.	14,000	650,440
First Industrial Realty Trust, Inc.	211,240	6,525,204
ProLogis	11,000	647,460
		8,683,204
Manufactured Homes – 1.8%
Sun Communities, Inc.	75,900	1,555,950
Mortgage – 0.1%
Alesco Financial, Inc.	19,000	54,720
Anthracite Capital, Inc.	2,000	13,200
		67,920

See notes to portfolio of investments.

Company	Shares	Value
Common Stocks – continued
Real Estate Investment Trusts – continued
Office – 11.9%
American Financial Realty Trust	309,100	$2,454,254
Brandywine Realty Trust	102,400	1,736,704
Corporate Office Properties Trust	15,500	520,955
Highwoods Properties, Inc.	55,000	1,708,850
Mack-Cali Realty Corp.	26,500	946,315
Maguire Properties, Inc.	48,000	686,880
Parkway Properties, Inc.	55,000	2,032,800
		10,086,758
Retail – 7.4%
Cedar Shopping Centers, Inc.	75,000	876,000
Equity One, Inc.	10,000	239,700
Glimcher Realty Trust	109,400	1,308,424
Kimco Realty Corp.	5,000	195,850
Pennsylvania Real Estate Investment Trust	12,000	292,680
Ramco-Gershenson Properties Trust	9,000	189,990
Realty Income Corp.	54,600	1,398,852
Simon Property Group, Inc.	15,000	1,393,650
Tanger Factory Outlet Centers, Inc.	5,000	192,350
Urstadt Biddle Properties, Inc.	8,900	139,997
		6,227,493
Specialty – 0.6%
Getty Realty Corp.	32,600	519,318
Storage – 2.8%
Public Storage, Inc.	3,000	265,860
Sovran Self Storage, Inc.	32,700	1,396,617
U-Store-It Trust	65,000	736,450
		2,398,927
Total Real Estate Investment Trusts (Cost $90,183,999)		84,647,253
Other – 8.2%
Abingdon Investment, Ltd. (a)	550,000	3,322,000
American Capital Strategies, Ltd.	23,500	802,760
Brookfield Properties Corp.	10,000	193,100
Iowa Telecommunication Services, Inc.	50,500	895,365
MCG Capital Corp.	41,000	372,690
Seaspan Corp.	48,200	1,373,218
Total Other (Cost $9,014,638)		6,959,133
Total Common Stocks (Cost $99,198,637)		91,606,386
Preferred Stocks – 41.4%
Real Estate Investment Trusts – 34.5%
Apartments – 0.9%
Apartment Investment & Management Co., Series G	32,800	803,272
Diversified – 2.0%
Colonial Properties Trust, Series D	60,000	1,464,000
Duke Realty Corp., Series O	8,000	196,800
		1,660,800
Health Care – 5.5%
Health Care REIT, Inc., Series G	20,000	650,000
OMEGA Healthcare Investors Inc., Series D	160,000	4,000,000
		4,650,000

See notes to portfolio of investments.

Company	Shares	Value
Preferred Stocks – continued
Real Estate Investment Trusts – continued
Hospitality – 21.3%
Ashford Hospitality Trust, Series A	107,900	$1,996,150
Ashford Hospitality Trust, Series D	100,000	1,820,000
Eagle Hospitality Properties Trust, Inc., Series A	28,000	280,000
Entertainment Properties Trust, Series D	111,800	2,267,304
FelCor Lodging Trust, Inc., Series A (b)	83,000	1,638,420
FelCor Lodging Trust, Inc., Series C	39,600	778,140
Hersha Hospitality Trust, Series A	92,000	1,978,000
LaSalle Hotel Properties, Series D	100,000	2,152,000
Strategic Hotels & Resorts, Inc., Series A	75,000	1,413,750
Strategic Hotels & Resorts, Inc., Series B	64,500	1,240,980
Sunstone Hotel Investors, Inc., Series A	129,100	2,420,625
		17,985,369
Industrial – 0.5%
First Industrial Realty Trust, Series J	20,000	413,000
Office – 1.4%
Corporate Office Properties Trust, Series H	2,000	47,660
Corporate Office Properties Trust, Series J	22,000	520,190
Kilroy Realty Corp., Series E	500	10,952
Kilroy Realty Corp., Series F	30,000	635,700
		1,214,502
Retail – 2.9%
Cedar Shopping Centers, Inc., Series A	88,600	2,048,432
Glimcher Realty Trust, Series F	20,000	374,600
		2,423,032
Total Real Estate Investment Trusts (Cost $33,795,564)		29,149,975
Other – 6.9%
Hilltop Holdings, Inc., Series A	280,000	5,891,200
Total Other (Cost $6,016,675)		5,891,200
Total Preferred Stocks (Cost $39,812,239)		35,041,175
Other Investment Companies – 9.0%
Alpine Total Dynamic Dividend Fund	126,200	2,031,820
Cohen & Steers Premium Income Realty Fund, Inc.	31,950	493,947
Cohen & Steers REIT and Preferred Income Fund, Inc.	38,426	745,464
Cornerstone Strategic Value Fund, Inc.	2,500	14,575
Eaton Vance Enhanced Equity Income Fund II	30,100	513,205
LMP Real Estate Income Fund, Inc.	80,160	1,177,550
Neuberger Berman Real Estate Securities Income Fund, Inc.	150,731	1,563,081
The Zweig Total Return Fund, Inc.	220,568	1,023,436
Ultra Real Estate ProShares	400	13,004
Total Other Investment Companies (Cost $9,642,698)		7,576,082
Rights – 0.0%
MCG Capital Corp., expiring 04/18/2008 (c) (Cost $0)	5,857	6,267
Total Investments – 158.7% (Cost $148,653,574) (d)		134,229,910
Other assets less liabilities – 0.4%		342,687
Preferred Shares, at liquidation preference – (59.1)%		(50,000,000)
Net Assets applicable to common shareholders – 100%		$84,572,597

See notes to portfolio of investments.

Notes to Portfolio of Investments

(a)	144A securities. Securities restricted for resale to Qualified Institutional Buyers (3.9% of net assets).
(b)	Convertible into common stock.
(c)	As of March 31, 2008, this security had not paid a distribution.
(d)

Although subject to adjustments to the extent 2008 distributions by the issuers of the Fund’s investments are characterized as return of capital, the cost, gross unrealized appreciation and gross unrealized depreciation of the Fund’s investments for federal income tax purposes, as of March 31, 2008, are as follows:

Cost	$148,653,574

Gross unrealized appreciation	$9,514,188
Gross unrealized depreciation	(23,937,852)
Net unrealized depreciation	$(14,423,664)

Reference should be made to the Fund’s financial statements for the year ended December 31, 2007, for further information concerning the income tax characterization of the Fund’s investment income and distributions.

Information regarding FAS 157

The Fund has adopted the provisions of Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements, or FAS 157, effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three tier hierarchy of inputs is summarized in the three broad levels listed below.

•                  Level 1 – quoted prices in active markets for identical investments

•                  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•                  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the Fund to measure fair value during the three months ended March 31, 2008, maximized the use of observable inputs and minimized the use of unobservable inputs. The Fund utilized broker quotes, company financial information and other market indicators to value the securities whose prices were not readily available.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities
Level 1 - Quoted prices	$130,627,910
Level 2 - Other significant observable inputs	280,000
Level 3 - Significant unobservable inputs	3,322,000
Total	$134,229,910

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities Characterized as Level 3
Balance, as of 12/31/07	$4,378,000
Accrued discounts/premiums	—
Realized gain/loss and change in unrealized appreciation/depreciation	(1,056,000)
Net purchases/sales	—
Net transfers in and/or out of Level 3	—
Balance, as of 03/31/08	$3,322,000
Net change in unrealized appreciation/depreciation from investments still held as of 03/31/08	$(1,056,000)

Item 2.  Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)), are effective, as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)(1) Certification of Principal Executive Officer, as required by Rule 30a-2(a) under the 1940 Act.

(a)(2) Certification of Principal Financial Officer, as required by Rule 30a-2(a) under the 1940 Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RMR REAL ESTATE FUND

By:	/s/ Adam D. Portnoy
Adam D. Portnoy
President

Date:	May 27, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam D. Portnoy
Adam D. Portnoy
President

Date:	May 27, 2008

By:	/s/ Mark L. Kleifges
Mark L. Kleifges
Treasurer

Date:	May 27, 2008